CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 283,658	$ 200,652
Restricted cash	47	518
Cash, cash equivalents and restricted cash	$ 283,705	$ 201,170